Document and Entity Information	Jul. 20, 2020
Cover [Abstract]
Entity Registrant Name	NOBLE ENERGY INC
Amendment Flag	true
Entity Central Index Key	0000072207
Document Type	8-K/A
Document Period End Date	Jul. 20, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-07964
Entity Tax Identification Number	73-0785597
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	872-3100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Noble Energy, Inc. is filing this Form 8-K/A to correct typographical errors contained in Sections 2.2(a) and 9.1(b)(i) of the Agreement and Plan of Merger filed as Exhibit 2.1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 20, 2020 (the “Original Filing”). No other corrections are being made hereby; however, in the interest of clarity, this amended report amends and restates in its entirety the previously filed report. This Form 8-K/A speaks as of the original filing date of the Original Filing, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Filing, except as otherwise set forth in this Form 8-K/A.